The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 14, 2011 (Accession No. 0000950123-11-098438), which is incorporated herein by reference.